(Tables)	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Schedule Of Change In Benefit Obligation, Plan Assets And The Funded Status Of Defined Benefit Pension Plans [Table Text Block]
The benefit obligations and funded status of defined benefit pension plans are as follows:

	United States		Foreign
	2013	2012	2013	2012
Accumulated benefit obligation	$1,611,457	$1,802,811	$659,602	$648,439

Projected benefit obligation
Benefit obligation at beginning of year	$1,822,677	$1,707,390	$663,826	$581,904
Service cost	13,981	18,939	6,272	7,763
Interest cost	74,370	81,040	27,365	27,793
Plan participants' contributions	—	—	496	1,106
Actuarial (gain) loss	(154,996)	145,641	(1,224)	45,537
Foreign currency changes	—	—	(204)	22,115
Settlement / curtailment	(3,275)	6	(86)	(1,489)
Special termination benefits	548	—	935	601
Benefits paid	(130,714)	(130,339)	(24,607)	(21,504)
Benefit obligation at end of year	1,622,591	1,822,677	672,773	663,826

Fair value of plan assets available for benefits
Fair value of plan assets at beginning of year	1,583,932	1,426,536	509,331	438,848
Actual return on plan assets	60,569	193,696	62,777	44,928
Company contributions	9,892	94,039	14,509	30,089
Plan participants' contributions	—	—	496	1,106
Settlement / curtailment	—	—	—	(1,489)
Foreign currency changes	—	—	(1,428)	17,353
Benefits paid	(130,714)	(130,339)	(24,607)	(21,504)
Fair value of plan assets at end of year	1,523,679	1,583,932	561,078	509,331

Funded status	$(98,912)	$(238,745)	$(111,695)	$(154,495)

Amounts recognized in Consolidated Balance Sheets
Non-current asset	$195	$175	$11,951	$530
Current liability	(18,097)	(7,456)	(1,051)	(967)
Non-current liability	(81,010)	(231,464)	(122,595)	(154,058)
Net amount recognized	$(98,912)	$(238,745)	$(111,695)	$(154,495)

Schedule of Accumulated Benefit Obligations in Excess of Fair Value of Plan Assets [Table Text Block]
Information provided in the table below is only for pension plans with an accumulated benefit obligation in excess of plan assets at December 31, 2013 and 2012:

	United States		Foreign
	2013	2012	2013	2012
Projected benefit obligation	$1,621,164	$1,821,300	$544,875	$660,110
Accumulated benefit obligation	$1,610,029	$1,801,433	$532,774	$645,361
Fair value of plan assets	$1,522,057	$1,582,379	$421,229	$505,084

Schedule of Costs of Retirement Plans [Table Text Block]

	United States			Foreign
	2013	2012	2011	2013	2012	2011
Service cost	$13,981	$18,939	$19,450	$6,272	$7,763	$7,310
Interest cost	74,370	81,040	87,738	27,365	27,793	28,329
Expected return on plan assets	(107,608)	(121,623)	(123,058)	(34,769)	(32,299)	(31,784)
Amortization of net transition asset	—	—	—	(9)	(10)	(10)
Amortization of prior service cost	380	803	147	112	112	170
Amortization of net actuarial loss	32,494	52,957	37,522	14,445	14,103	11,135
Special termination benefits	548	—	1,489	935	601	277
Settlement / curtailment	2,638	(48)	3,036	—	444	274
Net periodic benefit cost	$16,803	$32,068	$26,324	$14,351	$18,507	$15,701

Schedule of Amounts Recognized in Other Comprehensive Income (Loss) [Table Text Block]

Pretax amounts recognized in AOCI consists of:
	United States		Foreign
	2013	2012	2013	2012
Net actuarial loss	$733,943	$879,323	$200,000	$243,765
Prior service (credit) cost	(135)	1,229	(863)	(751)
Transition asset	—	—	(59)	(68)
Total	$733,808	$880,552	$199,078	$242,946
The estimated amounts that will be amortized from AOCI into net periodic benefit cost in 2014 are as follows:

	United States	Foreign
Net actuarial loss	$24,642	$8,249
Prior service cost (credit)	9	(61)
Transition asset	—	(9)
Total	$24,651	$8,179
Other changes in plan assets and benefit obligations for defined benefit pension plans recognized in other comprehensive income were as follows:

	United States		Foreign
	2013	2012	2013	2012
Net actuarial (gain) loss	$(111,232)	$73,701	$(29,320)	$32,596
Prior service credit	—	(127)	—	—
Amortization of net actuarial loss	(32,494)	(52,957)	(14,445)	(14,103)
Amortization of prior service cost	(380)	(803)	(112)	(112)
Net transition asset	—	—	9	10
Settlement / curtailment	(2,638)	48	—	(444)
Total recognized in other comprehensive income	$(146,744)	$19,862	$(43,868)	$17,947

Schedule Of Weighted Average Assumptions Used To Determine Net Periodic Benefit Costs [Table Text Block]
Weighted-average actuarial assumptions used to determine end of year benefit obligations and net periodic benefit cost for defined benefit pension plans include:

	2013			2012			2011
United States
Used to determine benefit obligations
Discount rate	4.95%			4.05%			4.95%
Rate of compensation increase	3.50%			3.50%			3.50%

Used to determine net periodic benefit cost
Discount rate	4.05%			4.95%			5.60%
Expected return on plan assets	7.25%			7.75%			8.00%
Rate of compensation increase	3.50%			3.50%			3.50%

Foreign
Used to determine benefit obligations
Discount rate	1.45%	-	4.60%	1.95%	-	4.65%	1.80%	-	6.10%
Rate of compensation increase	1.50%	-	3.50%	1.50%	-	3.50%	2.10%	-	4.60%

Used to determine net periodic benefit cost
Discount rate	1.95%	-	4.65%	1.80%	-	6.10%	2.00%	-	5.50%
Expected return on plan assets	3.50%	-	7.50%	3.25%	-	7.50%	4.00%	-	7.75%
Rate of compensation increase	1.50%	-	3.50%	2.10%	-	4.60%	2.10%	-	5.50%

Schedule Of Target Allocation And Percentage Of Plan Assets For Domestic Pension Plan [Table Text Block]
The target asset allocation for 2014 and the actual asset allocations at December 31, 2013 and 2012, for the U.S. pension plans are as follows:

	Target allocation	Percent of Plan Assets at December 31,
	2014	2013	2012
Asset category
U.S. equities	11%	16%	14%
Non-U.S. equities	11%	14%	15%
Fixed income	68%	60%	61%
Real estate	2%	4%	4%
Private equity	8%	6%	6%
Total	100%	100%	100%

Schedule Of Target Allocation And Percentage Of Plan Assets For Foreign Pension Plan [Table Text Block]
The target asset allocation for 2014 and the actual asset allocations at December 31, 2013 and 2012, for the U.K. pension plan are as follows:

	Target Allocation	Percent of Plan Assets at December 31,
	2014	2013	2012
Asset category
U.K. equities	30%	33%	32%
Non-U.K. equities	35%	35%	31%
Fixed income	35%	31%	36%
Cash	—%	1%	1%
Total	100%	100%	100%

Schedule Of Fair Value Measurement Of Plan Assets Domestic [Table Text Block]
United States Pension Plans

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$30,374	$—	$30,374
Equity securities	279,988	165,303	—	445,291
Commingled fixed income securities	—	209,674	—	209,674
Debt securities - U.S. and foreign governments, agencies and municipalities	43,390	30,477	—	73,867
Debt securities - corporate	—	568,567	—	568,567
Mortgage-backed securities	—	31,738	2,634	34,372
Asset-backed securities	—	625	—	625
Private equity	—	—	87,470	87,470
Real estate	—	—	67,917	67,917
Securities lending collateral (1)	—	6,602	—	6,602
Total plan assets at fair value	$323,378	$1,043,360	$158,021	$1,524,759
Securities lending payable (1)				(6,602)
Cash				634
Other				4,888
Fair value of plan assets available for benefits				$1,523,679
(1) Securities lending collateral is offset by a corresponding securities lending payable amount.

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$17,363	$—	$17,363
Equity securities	250,303	203,766	—	454,069
Commingled fixed income securities	—	200,899	—	200,899
Debt securities - U.S. and foreign governments, agencies and municipalities	53,984	35,461	—	89,445
Debt securities - corporate	—	621,691	—	621,691
Mortgage-backed securities	—	39,552	3,191	42,743
Asset-backed securities	—	547	—	547
Private equity	—	—	91,805	91,805
Real estate	—	—	63,168	63,168
Securities lending collateral (1)	—	104,375	—	104,375
Total plan assets at fair value	$304,287	$1,223,654	$158,164	$1,686,105
Securities lending payable (1)				(104,375)
Cash				618
Other				1,584
Fair value of plan assets available for benefits				$1,583,932
(1) Securities lending collateral is offset by a corresponding securities lending payable amount.

Schedule Of Fair Value Measurement Of Plan Assets Foreign [Table Text Block]
Foreign Plans

	December 31, 2013
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$6,058	$—	$6,058
Equity securities	109,403	257,046	—	366,449
Commingled fixed income securities	—	104,070	—	104,070
Debt securities - U.S. and foreign governments, agencies and municipalities	—	60,204	—	60,204
Debt securities - corporate	—	17,944	—	17,944
Total plan assets at fair value	$109,403	$445,322	$—	$554,725
Cash				5,285
Other				1,068
Fair value of plan assets available for benefits				$561,078

	December 31, 2012
	Level 1	Level 2	Level 3	Total
Money market funds	$—	$7,130	$—	$7,130
Equity securities	96,442	213,662	—	310,104
Commingled fixed income securities	—	157,332	—	157,332
Debt securities - U.S. and foreign governments, agencies and municipalities	—	18,937	—	18,937
Debt securities - corporate	—	6,935	—	6,935
Total plan assets at fair value	$96,442	$403,996	$—	$500,438
Cash				4,414
Other				4,479
Fair value of plan assets available for benefits				$509,331

Schedule Of Changes In Fair Value Of Level 3 Assets Domestic [Table Text Block]
The following table summarizes the changes in the fair value of Level 3 assets for the years ended December 31, 2013 and 2012:

	Mortgage-backed securities	Private equity	Real estate	Total
Balance at December 31, 2011	$3,702	$88,870	$57,918	$150,490
Realized (losses) gains	(3)	(13)	1,780	1,764
Unrealized (losses) gains	(20)	742	5,711	6,433
Net purchases, sales and settlements	(488)	2,206	(2,241)	(523)
Balance at December 31, 2012	3,191	91,805	63,168	158,164
Realized (losses) gains	—	(1,591)	1,939	348
Unrealized gains	205	2,190	5,182	7,577
Net purchases, sales and settlements	(762)	(4,934)	(2,372)	(8,068)
Balance at December 31, 2013	$2,634	$87,470	$67,917	$158,021

Schedule Of Change In Benefit Obligation, Plan Assets And The Funded Status Of Nonpension Benefit Plans [Table Text Block]
The benefit obligation and funded status for nonpension postretirement benefit plans are as follows:

	2013	2012
Benefit obligation
Benefit obligation at beginning of year	$282,857	$285,828
Service cost	3,684	3,563
Interest cost	9,503	11,187
Plan participants' contributions	4,313	9,547
Actuarial (gain) loss	(30,051)	4,150
Foreign currency changes	(1,693)	697
Plan amendment	—	8,501
Curtailment	(4,839)	—
Benefits paid	(32,621)	(40,616)
Benefit obligation at end of year (1)	$231,153	$282,857

(1)	The benefit obligation for the U.S. nonpension postretirement plans was $208 million and $256 million at December 31, 2013 and 2012, respectively.

	2013	2012
Fair value of plan assets
Fair value of plan assets at beginning of year	$—	$—
Company contribution	28,308	31,069
Plan participants' contributions	4,313	9,547
Benefits paid	(32,621)	(40,616)
Fair value of plan assets at end of year	$—	$—

Funded status	$(231,153)	$(282,857)

Amounts recognized in the Consolidated Balance Sheets
Current liability	$(23,668)	$(25,483)
Non-current liability	(207,485)	(257,374)
Net amount recognized	$(231,153)	$(282,857)

Pretax amounts recognized in AOCI consist of:

	2013	2012
Net actuarial loss	$68,120	$109,962
Prior service cost	2,516	5,564
Total	$70,636	$115,526

Schedule of Defined Benefit Plans Disclosures

	2013	2012	2011
Service cost	$3,684	$3,563	$3,328
Interest cost	9,503	11,187	13,528
Amortization of prior service cost (credit)	128	(1,724)	(2,504)
Amortization of net actuarial loss	7,433	8,214	7,666
Curtailment	2,920	—	2,839
Special termination benefits	—	—	300
Net periodic benefit cost	$23,668	$21,240	$25,157

Schedule Of Other Changes For Postretirement Benefit Plans Recognized In Other Comprehensive Income [Table Text Block]
Other changes in plan assets and benefit obligation for nonpension postretirement benefit plans recognized in other comprehensive income were as follows:

	2013	2012
Net actuarial gain	$(34,890)	$(195)
Amortization of net actuarial (loss) gain	(7,433)	4,631
Amortization of prior service (cost) credit	(128)	1,724
Curtailment	(2,920)	—
Other adjustments	481	(651)
Total recognized in other comprehensive income	$(44,890)	$5,509

The estimated amounts that will be amortized from AOCI into net periodic benefit cost in 2014 are as follows:

Net actuarial loss	$6,092
Prior service cost	160
Total	$6,252

Schedule Of Weighted Average Assumptions Used To Determine Net Periodic Costs For Postretirement Benefits [Table Text Blcok]
The weighted-average discount rates used to determine end of year benefit obligation and net periodic pension cost include:

	2013	2012	2011
Discount rate used to determine benefit obligation
U.S.	4.40%	3.65%	4.50%
Canada	4.65%	3.90%	4.15%

Discount rate used to determine net period benefit cost
U.S.	3.65%	4.50%	5.15%
Canada	3.90%	4.15%	5.15%

Schedule of Effect of One-Percentage-Point Change in Assumed Health Care Cost Trend Rates [Table Text Block]
A 1% change in the assumed health care cost trend rates would have the following effects:

	1% Increase	1% Decrease
Effect on total of service and interest cost components	$517	$(451)
Effect on postretirement benefit obligation	$8,284	$(7,662)

Schedule of Expected Benefit Payments [Table Text Block]
Nonpension benefit payments are net of expected Medicare Part D subsidy.

	Pension Benefits	Nonpension Benefits
Years ending December 31,
2014	$166,952	$23,669
2015	125,225	22,570
2016	124,045	21,561
2017	127,236	20,612
2018	128,739	19,708
2019 - 2022	673,039	87,457
	$1,345,236	$195,577